Segments - Summary of long-lived assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Segment
Long-lived assets	$ 511	$ 536
The PRC
Segment
Long-lived assets	376	412
Hong Kong
Segment
Long-lived assets	134	120
Others
Segment
Long-lived assets	$ 1	$ 4